Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
December 25, 2006
November 30, 2006
November 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Determination Date 18-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R, C 30-Nov-06 Libor Certificates 11/25/2006 12/25/2006
Record Date - others 22-Dec-06
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1A 5.40000% $363,930,000.00 $363,930,000.00 $907,862.73 $1,692,274.50 $2,600,137.23 0.00 $0.00 $363,022,137.27
A1BU 5.46000% $67,464,000.00 $67,464,000.00 $100,874.14 $317,193.24 $418,067.38 0.00 $0.00 $67,363,125.86
A2AU 5.47000% $188,095,000.00 $188,095,000.00 $0.00 $885,979.70 $885,979.70 0.00 $0.00 $188,095,000.00
A3U 5.50000% $195,000,000.00 $195,000,000.00 $0.00 $923,541.67 $923,541.67 0.00 $0.00 $195,000,000.00
A4U 5.51000% $45,770,000.00 $45,770,000.00 $0.00 $217,165.94 $217,165.94 0.00 $0.00 $45,770,000.00
A5AU 5.49000% $55,148,000.00 $55,148,000.00 $0.00 $260,712.17 $260,712.17 0.00 $0.00 $55,148,000.00
AX 0.75000% $915,407,000.00 $915,407,000.00 $0.00 $572,129.38 $572,129.38 0.00 $0.00 $914,398,263.13
M1 5.71000% $7,705,000.00 $7,705,000.00 $0.00 $37,885.06 $37,885.06 0.00 $0.00 $7,705,000.00
M2 5.73000% $33,903,000.00 $33,903,000.00 $0.00 $167,283.05 $167,283.05 0.00 $0.00 $33,903,000.00
M3 5.75000% $8,219,000.00 $8,219,000.00 $0.00 $40,695.47 $40,695.47 0.00 $0.00 $8,219,000.00
M4 5.85000% $14,383,000.00 $14,383,000.00 $0.00 $72,454.36 $72,454.36 0.00 $0.00 $14,383,000.00
M5 5.90000% $7,705,000.00 $7,705,000.00 $0.00 $39,145.68 $39,145.68 0.00 $0.00 $7,705,000.00
M6 5.95000% $5,136,000.00 $5,136,000.00 $0.00 $26,314.87 $26,314.87 0.00 $0.00 $5,136,000.00
M7 6.47000% $7,705,000.00 $7,705,000.00 $0.00 $42,927.55 $42,927.55 0.00 $0.00 $7,705,000.00
M8 6.67447% $5,136,000.00 $5,136,000.00 $0.00 $29,720.32 $29,720.32 0.00 $0.00 $5,136,000.00
M9 6.67447% $5,136,000.00 $5,136,000.00 $0.00 $30,825.99 $30,825.99 0.00 $0.00 $5,136,000.00
M10 6.67447% $9,246,000.00 $9,246,000.00 $0.00 $55,493.98 $55,493.98 0.00 $0.00 $9,246,000.00
X N/A $7,712,147.53 $7,712,147.53 $0.00 $1,071,990.58 $1,071,990.58 N/A N/A $7,705,448.61
P N/A $0.00 $0.00 $0.00 $35,458.35 $35,458.35 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,027,393,147.53 $1,027,393,147.53 $1,008,736.87 $6,519,191.86 $7,527,928.73 $0.00 $0.00 $1,026,377,711.74
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Payment Detail (Grantor Trust Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1B 5.46000% $67,464,000.00 $67,464,000.00 $100,874.14 $317,193.24 $418,067.38 N/A $0.00 $67,363,125.86
A2A 5.47000% $188,095,000.00 $188,095,000.00 $0.00 $885,979.70 $885,979.70 N/A $0.00 $188,095,000.00
A3 5.50000% $195,000,000.00 $195,000,000.00 $0.00 $923,541.67 $923,541.67 N/A $0.00 $195,000,000.00
A4 5.51000% $45,770,000.00 $45,770,000.00 $0.00 $217,165.94 $217,165.94 N/A $0.00 $45,770,000.00
A5A 5.49000% $55,148,000.00 $55,148,000.00 $0.00 $260,712.17 $260,712.17 N/A $0.00 $55,148,000.00
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1A 52522GAA2 $1,000.00000000 $2.49460811 $4.65000000 $0.00000000 $997.50539189 LIBOR 5.32000%
A1BU LXS18NA1BU $1,000.00000000 $1.49522916 $4.70166667 $0.00000000 $998.50477084
A2AU LXS18NA2AU $1,000.00000000 $0.00000000 $4.71027779 $0.00000000 $1,000.00000000
A3U LXS18NA3U $1,000.00000000 $0.00000000 $4.73611113 $0.00000000 $1,000.00000000
A4U LXS18NA4U $1,000.00000000 $0.00000000 $4.74472231 $0.00000000 $1,000.00000000
A5AU LXS18NA5AU $1,000.00000000 $0.00000000 $4.72750000 $0.00000000 $1,000.00000000
AX 52522GAF1 $1,000.00000000 $0.00000000 $0.62500001 $0.00000000 $998.89804549
M1 52522GAG9 $1,000.00000000 $0.00000000 $4.91694484 $0.00000000 $1,000.00000000
M2 52522GAH7 $1,000.00000000 $0.00000000 $4.93416659 $0.00000000 $1,000.00000000
M3 52522GAJ3 $1,000.00000000 $0.00000000 $4.95138946 $0.00000000 $1,000.00000000
M4 52522GAK0 $1,000.00000000 $0.00000000 $5.03749983 $0.00000000 $1,000.00000000
M5 52522GAL8 $1,000.00000000 $0.00000000 $5.08055548 $0.00000000 $1,000.00000000
M6 52522GAM6 $1,000.00000000 $0.00000000 $5.12361176 $0.00000000 $1,000.00000000
M7 52522GAN4 $1,000.00000000 $0.00000000 $5.57138871 $0.00000000 $1,000.00000000
M8 52522GAP9 $1,000.00000000 $0.00000000 $5.78666667 $0.00000000 $1,000.00000000
M9 52522GAQ7 $1,000.00000000 $0.00000000 $6.00194509 $0.00000000 $1,000.00000000
M10 52522GAS3 $1,000.00000000 $0.00000000 $6.00194462 $0.00000000 $1,000.00000000
Amounts Per 1,000 (Grantor Trust Certificates):
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
A1B 52522GAR5 $1,000.00000000 $1.49522916 $4.70166667 $0.00000000 $998.50477084
A2A 52522GAB0 $1,000.00000000 $0.00000000 $4.71027779 $0.00000000 $1,000.00000000
A3 52522GAC8 $1,000.00000000 $0.00000000 $4.73611113 $0.00000000 $1,000.00000000
A4 52522GAD6 $1,000.00000000 $0.00000000 $4.74472231 $0.00000000 $1,000.00000000
A5A 52522GAE4 $1,000.00000000 $0.00000000 $4.72750000 $0.00000000 $1,000.00000000

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1A 5.40000% $1,692,274.50 $0.00 $0.00 $0.00 $0.00 $0.00 $1,692,274.50 $0.00
A1BU 5.46000% $317,193.24 $0.00 $0.00 $0.00 $0.00 $0.00 $317,193.24 $0.00
A2AU 5.47000% $885,979.70 $0.00 $0.00 $0.00 $0.00 $0.00 $885,979.70 $0.00
A3U 5.50000% $923,541.67 $0.00 $0.00 $0.00 $0.00 $0.00 $923,541.67 $0.00
A4U 5.51000% $217,165.94 $0.00 $0.00 $0.00 $0.00 $0.00 $217,165.94 $0.00
A5AU 5.49000% $260,712.17 $0.00 $0.00 $0.00 $0.00 $0.00 $260,712.17 $0.00
AX 0.75000% $572,129.38 $0.00 $0.00 $0.00 $0.00 $0.00 $572,129.38 $0.00
M1 5.71000% $37,885.06 $0.00 $0.00 $0.00 $0.00 $0.00 $37,885.06 $0.00
M2 5.73000% $167,283.05 $0.00 $0.00 $0.00 $0.00 $0.00 $167,283.05 $0.00
M3 5.75000% $40,695.47 $0.00 $0.00 $0.00 $0.00 $0.00 $40,695.47 $0.00
M4 5.85000% $72,454.36 $0.00 $0.00 $0.00 $0.00 $0.00 $72,454.36 $0.00
M5 5.90000% $39,145.68 $0.00 $0.00 $0.00 $0.00 $0.00 $39,145.68 $0.00
M6 5.95000% $26,314.87 $0.00 $0.00 $0.00 $0.00 $0.00 $26,314.87 $0.00
M7 6.47000% $42,927.55 $0.00 $0.00 $0.00 $0.00 $0.00 $42,927.55 $0.00
M8 6.72000% $29,518.98 $0.00 $201.34 $201.34 $0.00 $0.00 $29,720.32 $0.00
M9 6.97000% $29,518.98 $0.00 $1,307.01 $1,307.01 $0.00 $0.00 $30,825.99 $0.00
M10 6.97000% $53,141.05 $0.00 $2,352.93 $2,352.93 $0.00 $0.00 $55,493.98 $0.00
Interest Detail (Grantor Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Net Negam
Paid (3)
Interest
A1B 5.46000% $317,193.24 $0.00 $0.00 $0.00 $0.00 N/A $317,193.24 $0.00
A2A 5.47000% $885,979.70 $0.00 $0.00 $0.00 $0.00 N/A $885,979.70 $0.00
A3 5.50000% $923,541.67 $0.00 $0.00 $0.00 $0.00 N/A $923,541.67 $0.00
A4 5.51000% $217,165.94 $0.00 $0.00 $0.00 $0.00 N/A $217,165.94 $0.00
A5A 5.49000% $260,712.17 $0.00 $0.00 $0.00 $0.00 N/A $260,712.17 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1A $0.00 $0.00 $0.00 $0.00 $0.00
A1BU $0.00 $0.00 $0.00 $0.00 $0.00
A2AU $0.00 $0.00 $0.00 $0.00 $0.00
A3U $0.00 $0.00 $0.00 $0.00 $0.00
A4U $0.00 $0.00 $0.00 $0.00 $0.00
A5AU $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Grantor Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1B $0.00 $0.00 $0.00 $0.00 $0.00
A2A $0.00 $0.00 $0.00 $0.00 $0.00
A3 $0.00 $0.00 $0.00 $0.00 $0.00
A4 $0.00 $0.00 $0.00 $0.00 $0.00
A5A $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 4,000.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 7,527,928.73
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 4,000.00 Net Funds from Basis Risk account 0.00
7,527,928.73
Basis Risk Account:
Distributions (B):
Beginning Balance 0.00 Total interest distributed 6,519,191.86
Deposit / Withdrawal : Income to X 0.00 Total principal distributed 1,008,736.87
Deposit : Required Amount from waterfall 3,861.28 Net Deposits to Basis Risk account 0.00
Withdrawal: to cover Basis Risk shortfalls 3,861.28 7,527,928.73
Withdrawal: to X when Libor certs reduced to zero 0.00
Ending Balance 0.00 (A) - (B): 0.00
Miscellaneous:
Grantor Trust Accounts:
Cumulative Recoveries 0.00 Available funds (A):
A) Advances required to be made by Servicer 2,516,373.48 Funds from Underlying bonds 2,705,466.86
B) Advances actually made by Servicer 2,516,373.48 Funds from Cap Provider under Deferred Interest Cap Agreements 0.00
C) Excess of A over B 0.00 2,705,466.86
Distributions (B):
Cumulative Payments to following bonds: To Cap Provider, interest on Cap Deferred Interest Amount 0.00
Class C 0.00 To Grantor Trust Certs, interest 2,604,592.72
Class X 1,071,990.58 To Cap Provider, reimbursement of Cap Deferred Interest Amount 0.00
Class R 0.00 To Grantor Trust Certs, principal 100,874.14
2,705,466.86
Interest Remittance Amount 6,477,034.59
Principal Remittance Amount 1,015,435.79 (A) - (B): 0.00
Principal Distribution Amount 1,008,736.87
Funds Shortfall 0.00
Cap Provider payments under the A2A Cap Agreement 0.00
Cap Provider payments under the Balance Guaranteed Cap Agreement 0.00
ACCOUNT ACTIVITY

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
26-Dec-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-18N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 7,705,448.61
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 7,705,448.61
B) Ending Collateral Balance 1,026,377,711.74 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 6,698.92
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.804%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,027,393,147.53 Excess available interest (includes OC Release) (A): 1,075,851.86
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until December 2009) N/A 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 3,861.28
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 1,071,990.58
For Distribution Dates prior to December 2012, 25.70% (B): 1,075,851.86
For Distribution Dates on or after December 2012, 32.10%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
10.910%
The later to occur of:
(x) the Distribution Date in December 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in December 2012, 27.25%
(ii) on or after the Distribution Date in December 2012, 21.80%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,027,393,147.53
4,471,671.41
3,456,235.62
0.00
1,026,377,711.74
44,785.36
3,506,827.32
920,058.73
0.00
0.00
4,471,671.41
6,824,683.30
347,648.71
3,456,235.62
0.00
0.00
0.00
0.00
3,020,798.97
35,458.35
0.00
7,527,928.73
2,765
2,754
0.9990116385
7.97126%
7.56521%
9.57467%
0.00
2,703
1,001,991,352.24
0.00
0.00
0.00
2,011,378.78
7
0
0.00
0.00
337,867.22
9,781.49
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance
%
0K to 99.99K
68 5,468,556.90 0.53%
100K to 199.99K
553 87,274,095.62 8.50%
200K to 299.99K
649 162,048,427.07 15.79%
300K to 399.99K
565 195,460,813.45 19.04%
400K to 499.99K
356 159,037,318.41 15.50%
500K to 599.99K
219 119,214,466.48 11.62%
600K to 699.99K
145 92,873,657.77 9.05%
700K to 799.99K
50 36,871,232.20 3.59%
800K to 899.99K
41 34,766,538.52 3.39%
900K to 999.99K
40 37,976,739.98 3.70%
1000K to 1099.99K
13 13,329,393.02 1.30%
1100K to 1199.99K
8 9,289,670.13 0.91%
1200K to 1299.99K
10 12,463,490.17 1.21%
1300K to 1399.99K
7 9,369,882.71 0.91%
1400K to 1499.99K
10 14,443,860.99 1.41%
1500K to 1599.99K
7 10,650,236.82 1.04%
1600K to 1699.99K
1 1,601,811.13 0.16%
1700K to 1799.99K
3 5,199,131.91 0.51%
1800K to 1899.99K
2 3,679,562.75 0.36%
1900K to 1999.99K
1 1,902,275.52 0.19%
2000K to 2099.99K
2 4,090,871.46 0.40%
2200K to 2299.99K
2 4,486,413.21 0.44%
2400K to 2499.99K
2 4,879,265.52 0.48%
Total
2,754
1,026,377,711.74
100.00%
Remaining Principal Balance
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2200K to 2299.99K 2400K to 2499.99K
Balance
Count
Balance ($)
%
1.00% - 1.49%
4 1,793,091.98 0.17%
1.50% - 1.99%
14 4,865,960.90 0.47%
2.00% - 2.49%
16 6,669,204.03 0.65%
2.50% - 2.99%
16 8,151,909.11 0.79%
3.00% - 3.49%
4 1,009,961.36 0.10%
3.50% - 3.99%
3 689,185.19 0.07%
4.00% - 4.49%
3 605,581.70 0.06%
4.50% - 4.99%
1 264,699.98 0.03%
6.50% - 6.99%
13 6,667,556.66 0.65%
7.00% - 7.49%
113 59,423,294.50 5.79%
7.50% - 7.99%
644 253,900,466.18 24.74%
8.00% - 8.49%
1,355 468,076,426.90 45.60%
8.50% - 8.99%
541 204,741,506.91 19.95%
9.00% - 9.49%
21 7,864,010.67 0.77%
9.50% - 9.99%
6 1,654,855.67 0.16%
Total
2,754
1,026,377,711.74
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.97%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
1.00% - 1.99%
5 2,192,847.35 0.21%
2.00% - 2.99%
458 203,284,688.12 19.81%
3.00% - 3.99%
2,035 719,836,244.70 70.13%
4.00% - 4.99%
254 100,651,113.80 9.81%
5.00% - 5.99%
2 412,817.77 0.04%
Total
2,754
1,026,377,711.74
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.36%
Count
Balance ($)
%
1.00% - 1.99%
5 2,192,847.35 0.21%
2.00% - 2.99%
458 203,284,688.12 19.81%
3.00% - 3.99%
2,035 719,836,244.70 70.13%
4.00% - 4.99%
254 100,651,113.80 9.81%
5.00% - 5.99%
2 412,817.77 0.04%
Total
2,754
1,026,377,711.74
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.36%
Count
Balance ($)
%
8.00% - 8.99%
1 174,910.84 0.02%
9.00% - 9.99%
2,699 1,007,057,376.95 98.12%
10.00% - 10.99%
23 8,727,368.39 0.85%
11.00% - 11.99%
7 2,479,499.93 0.24%
12.00% - 12.99%
23 7,585,611.31 0.74%
14.00% - 14.99%
1 352,944.32 0.03%
Total
2,754
1,026,377,711.74
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 9.98%
Count
Balance ($)
%
1
2,754 1,026,377,711.74 100.00%
Total
2,754
1,026,377,711.74
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,754 1,026,377,711.74 100.00%
Total
2,754
1,026,377,711.74
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
1 Month LIBOR
15 5,933,582.45 0.58%
1 Year MTA
2,691 1,005,701,997.21 97.99%
Cost of Funds
48 14,742,132.08 1.44%
Total
2,754
1,026,377,711.74
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
104 42,842,278.19 4.17%
3 Units
22 8,553,354.18 0.83%
4 Units
23 13,434,847.30 1.31%
Condominium
200 65,971,658.91 6.43%
High Rise Condo
21 6,351,159.82 0.62%
Low Rise Condo
116 29,908,755.74 2.91%
Mid Rise Condo
10 3,464,172.27 0.34%
Planned Unit Development
468 194,354,655.60 18.94%
Single Family
1,772 657,325,110.19 64.04%
Townhouse
18 4,171,719.54 0.41%
Total
2,754
1,026,377,711.74
100.00%
Property Type
Type
Count
Balance ($)
%
2005
4 1,000,505.40 0.10%
2006
2,750 1,025,377,206.34 99.90%
Total
2,754
1,026,377,711.74
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 129,313.42 0.01%
20.00%-24.99%
2 449,582.43 0.04%
25.00%-29.99%
8 1,441,228.89 0.14%
30.00%-34.99%
7 2,548,529.67 0.25%
35.00%-39.99%
7 4,192,821.03 0.41%
40.00%-44.99%
17 5,571,253.59 0.54%
45.00%-49.99%
25 10,122,360.68 0.99%
50.00%-54.99%
42 16,090,306.10 1.57%
55.00%-59.99%
46 17,048,409.52 1.66%
60.00%-64.99%
93 41,820,274.74 4.07%
65.00%-69.99%
168 70,543,015.81 6.87%
70.00%-74.99%
313 132,644,385.51 12.92%
75.00%-79.99%
503 202,666,325.25 19.75%
80.00%-84.99%
1,160 424,806,413.92 41.39%
85.00%-89.99%
79 22,128,271.44 2.16%
90.00%-94.99%
200 52,411,573.24 5.11%
95.00%-99.99%
83 21,763,646.50 2.12%
Total
2,754
1,026,377,711.74
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
337 - 360
1,906 669,335,881.26 65.21%
457 - 480
848 357,041,830.48 34.79%
Total
2,754
1,026,377,711.74
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 398
Count
Balance ($)
%
337 - 360
1,961 690,963,627.90 67.32%
457 - 480
793 335,414,083.84 32.68%
Total
2,754
1,026,377,711.74
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 396
Count
Balance ($)
%
337 - 360
1,906 669,335,881.26 65.21%
457 - 480
848 357,041,830.48 34.79%
Total
2,754
1,026,377,711.74
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 402
Count
Balance ($)
%
337 - 360
1,961 690,963,627.90 67.32%
457 - 480
793 335,414,083.84 32.68%
Total
2,754
1,026,377,711.74
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 399

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
ALABAMA
5 1,086,681.42 0.11%
ALASKA
2 408,724.93 0.04%
ARIZONA
90 30,140,562.35 2.94%
ARKANSAS
1 150,514.88 0.01%
CALIFORNIA
1,060 517,074,476.93 50.38%
COLORADO
28 7,602,654.19 0.74%
CONNECTICUT
21 9,487,423.55 0.92%
DELAWARE
1 492,606.75 0.05%
DISTRICT OF COLUMBIA
14 5,222,109.50 0.51%
FLORIDA
365 103,203,324.40 10.06%
GEORGIA
28 7,202,605.91 0.70%
HAWAII
12 6,437,875.22 0.63%
IDAHO
10 1,866,833.26 0.18%
ILLINOIS
96 24,609,451.89 2.40%
INDIANA
2 298,596.98 0.03%
IOWA
1 156,554.27 0.02%
KENTUCKY
2 293,140.12 0.03%
LOUISIANA
1 113,433.27 0.01%
MARYLAND
135 41,835,863.46 4.08%
MASSACHUSETTS
33 13,572,033.70 1.32%
MICHIGAN
107 26,717,751.91 2.60%
MINNESOTA
140 33,282,336.50 3.24%
MISSISSIPPI
1 220,952.11 0.02%
MISSOURI
24 5,610,233.46 0.55%
MONTANA
1 116,987.31 0.01%
NEBRASKA
1 123,638.56 0.01%
NEVADA
84 25,140,532.53 2.45%
NEW HAMPSHIRE
1 214,601.28 0.02%
NEW JERSEY
124 44,505,801.91 4.34%
NEW MEXICO
9 2,368,549.56 0.23%
NEW YORK
41 17,272,063.89 1.68%
NORTH CAROLINA
27 10,982,854.45 1.07%
OHIO
29 5,019,127.37 0.49%
OKLAHOMA
2 894,815.37 0.09%
OREGON
21 6,333,316.24 0.62%
PENNSYLVANIA
19 4,319,856.06 0.42%
RHODE ISLAND
5 1,370,231.08 0.13%
SOUTH CAROLINA
5 1,997,411.67 0.19%
TENNESSEE
17 4,687,179.67 0.46%
TEXAS
18 3,176,564.05 0.31%
UTAH
22 7,090,999.09 0.69%
VIRGINIA
66 27,194,784.57 2.65%
WASHINGTON
65 22,792,548.62 2.22%
WEST VIRGINIA
2 667,040.84 0.06%
WISCONSIN
15 2,886,930.48 0.28%
WYOMING
1 135,136.18 0.01%
Total
2,754
1,026,377,711.74
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEW JERSEY
MARYLAND
MINNESOTA
ARIZONA
VIRGINIA
MICHIGAN
NEVADA
ILLINOIS
WASHINGTON
NEW YORK
MASSACHUSETTS
NORTH CAROLINA
CONNECTICUT
COLORADO
GEORGIA
UTAH
HAWAII
OREGON
MISSOURI
DISTRICT OF
COLUMBIA
OHIO
TENNESSEE
PENNSYLVANIA
TEXAS
WISCONSIN
NEW MEXICO
SOUTH CAROLINA
IDAHO
RHODE ISLAND
ALABAMA
OKLAHOMA
WEST VIRGINIA
DELAWARE
ALASKA
INDIANA
KENTUCKY
MISSISSIPPI
NEW HAMPSHIRE
IOWA
ARKANSAS
WYOMING
NEBRASKA
MONTANA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,749
1,024,820,333.87
99.85%
1,022,052,467.52
5
1,557,377.87
0.15%
1,546,858.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,754
1,026,377,711.74
1,023,599,325.64
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,749
1,024,820,333.87
99.85%
1,022,052,467.52
5
1,557,377.87
0.15%
1,546,858.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,754
1,026,377,711.74
100.00%
1,023,599,325.64
Current
30 - 59
days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
5 1,557,377.87 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
5
1,557,377.87
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
5
1,557,377.87
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
5
1,557,377.87
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
5 1,557,377.87
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
5.05%
4,426,886.05
Life CPR
5.05%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
11 3,485,391.20 3,506,827.32 0.00 1,027,393,147.53
0.34%
99.66%
1
Prepayment 0.34%
Liquidation 0.00%
Beginning Balance 99.66%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122545601 532,000.00 531,042.14 532,681.88 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 8.000% 0.00
122549025 268,000.00 268,184.33 268,963.50 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.625% 0.00
122616915 300,000.00 302,959.47 304,153.10 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.875% 9,450.00
122617517 450,000.00 448,620.56 450,041.54 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.250% 0.00
122617947 161,991.20 162,588.03 163,061.45 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.375% 0.00
122623010 128,000.00 128,433.07 128,872.16 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.375% 4,288.02
122627193 540,000.00 540,708.82 542,677.78 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.500% 4,308.09
122627417 234,000.00 233,265.10 234,016.09 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.875% 2,332.65
122628977 226,400.00 225,770.12 226,607.56 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.750% 4,524.60
122688674 330,000.00 337,377.22 338,494.70 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.750% 0.00
122688690 315,000.00 315,854.52 317,257.56 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.500% 10,531.31
Total:
11
3,485,391.20
3,494,803.38
0.00
3,506,827.32
0.00
0.00
0.00
35,434.67

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-18N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #